Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Granted	3,750,000	4,250,000	3,600,000
Stock Options
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding balance, beginning of year	16,400,000	19,357,500	16,445,000
Granted	3,750,000	4,250,000	3,600,000
Cancellation for share appreciation rights	0	0	(632,500)
Forfeited	(60,000)	(1,012,500)	(18,750)
Expired	(2,340,000)	(6,195,000)	(36,250)
Outstanding balance, end of year	17,750,000	16,400,000	19,357,500
Outstanding balance, beginning of year Weighted Average Exercise Price	$ 0.08	$ 0.08	$ 0.08
Granted	0.06	0.07	0.10
Cancellation for share appreciation rights	0.00	0.00	0.06
Forfeited	0.07	0.09	0.10
Expired	0.10	0.08	0.14
Outstanding balance, end of year Weighted Average Exercise Price	0.07	0.08	0.08
Exercise price range, minimum	0.05	0.05	0.06
Exercise price range, maximum	$ 0.10	$ 0.10	$ 0.10